DISCONTINUED OPERATIONS (Assets and Liabilities Held for Sale) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets and liabilities of the disposal groups held for sale
Assets of disposal group held for sale	$ 0	$ 1,249
Notes payable	0	958
Liabilities of disposal group held for sale	0	958
Home health business
Assets and liabilities of the disposal groups held for sale
Property and equipment, net	0	1,249
Assets of disposal group held for sale	0	1,249
Notes payable	0	958
Liabilities of disposal group held for sale	$ 0	$ 958